Condensed Consolidated Statements of Cash Flows (Unaudited) (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (1,261,662)	$ (774,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	310,024	311,053
Deferred finance charge amortization	3,070
Deferred tax (benefit) provision	(422,335)	1,506,362
Changes in operating assets and liabilities:
Accounts receivable	161,822	(2,326,492)
Other current assets	(12,713)
Costs and estimated earnings in excess of billings	631,358	(884,656)
Accounts payable	(2,486,285)	1,001,627
Accrued expenses	51,402	12,918
Billings in excess of costs and estimated earnings on uncompleted contracts	85,444	540,166
Deferred compensation	(23,250)	(1,376)
Net cash used in operating activities	(2,963,125)	(626,462)
Cash flows from investing activities:
Purchase of solar arrays and equipment		(33,339)
Investment costs		(128,876)
Cash surrender value of life insurance		(733)
Investment in captive insurance	(57,230)	(58,215)
Net cash used in investing activities	(57,230)	(221,163)
Cash flows from financing activities:
Net borrowings on line of credit	2,550,478	581,734
Payments of line of credit	(510,100)
Proceeds from long-term debt	1,487,624
Payments of long-term debt	(218,987)	(222,822)
Payments to stockholders	(291,403)
Due to stockholders		421,070
Stockholder distributions paid		(219,600)
Net cash provided by financing activities	3,017,612	560,382
Net decrease in cash	(2,743)	(287,243)
Cash, beginning	95,930	313,217
Cash, end	93,187	25,974
Supplemental disclosure of cash flow information
Interest	139,241	103,546
Income taxes	366	250
Supplemental schedule of non-cash investing and financing activities:
Shares of Preferred Stock issued for investment	5,000,000
Warrants issued for investment	$ 96,052
Vehicle purchased and financed		31,397
Accrued S corporation distributions which have not been paid		$ 266,814